CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net loss for the period	$ (549,648)	$ (428,022)	$ (2,344,668)	$ (2,748,266)
Adjustment for non-cash items
Day one derivative loss			950,072	0
Change in fair value of derivative	307,421	0	(377,344)	0
Loss on settlement of liability			34,290	0
Depreciation expense	3,440
Shares issued for advisory and other services	139,000	577,500	1,390,500	1,938,801
Changes in operating assets and liabilities:
Change in prepaid asset			(140,000)	0
Change in accounts payable and accrued liabilities	28,932	(259,861)	66,146	617,022
Net cash used in operating activities	(70,855)	(110,383)	(421,004)	(192,443)
INVESTING ACTIVITIES
Amount invested on software development			(137,611)	0
Net cash used in operating activities			(137,611)	0
FINANCING ACTIVITIES
Repayment of shareholder advances	(5,802)	(7,015)	(174,595)	0
Shareholder advances	30,412	0	123,634	179,697
Proceeds from issuance of promissory notes	30,000	300,000	605,000	0
Proceeds from issuance of common stock	0	20,000	20,000	12,500
Net cash provided by financing activities	54,610	312,985	574,039	192,197
Net increase (decrease) in cash during the period	(16,245)	202,602	15,424	(246)
Cash, beginning of period	16,262	838	838	1,084
Cash, end of period	17	203,440	16,262	838
NON CASH INVESTING AND FINANCING ACTIVITIES
Shares issued on conversion of notes	26,126	0	140,837	0
Shares issued as consideration for acquisition of intangible	0	0	0	0
Cash paid for interest	0	0	36,000	0
Cash paid for taxes	$ 0	$ 0	$ 0	$ 0